Supplement dated November 27, 2012 to the Wilmington Funds (the “Trust”)

Prospectus dated August 31, 2012 (the “Prospectus”)

Effective November 27, 2012, the information in the Prospectus with respect to the Wilmington Rock Maple Alternatives Fund will be amended, supplemented or replaced as follows:

Termination of a Sub-Advisor and Addition and Removal of Portfolio Managers

Effective at the close of business on November 23, 2012, Whitebox Advisors LLC (“Whitebox”) ceased to be a sub-advisor of the Wilmington Rock Maple Alternatives Fund (the “Fund”). Also, effective November 27, 2012, Daniel J. Keating, CFA, of Rock Maple Services, LLC (“Rock Maple”) was added as Portfolio Manager for the Fund and Alan J. Ware, formerly of TIG Advisors, LLC (“TIG”), was removed as Portfolio Manager.

Accordingly, as of November 27, 2012, all references to Whitebox in the Prospectus are hereby deleted, and all references to Rock Maple and TIG, and their portfolio management teams, in the Prospectus are hereby deleted and replaced as described below:

The following amends and replaces information in the section entitled “Management of the Fund,” under “Investment Sub-Advisors” on page 28 of the Prospectus:

Investment Sub-Advisors

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Acuity Capital Management, LLC (“Acuity”), ADAR Investment Management, LLC (“ADAR”), Calypso Capital Management, LP (“Calypso”), Rock Maple Services, LLC (“Rock Maple”), TIG Advisors, LLC (“TIG”), Water Island Capital, LLC (“Water Island”), Madison Street Partners, LLC (“Madison”), Parametric Risk Advisers (“Parametric RA”) and Evercore Wealth Management, LLC (“Evercore”).

Portfolio Managers	Title	Service Date (with the Fund)
Greg Silberman, CA (SA), CFA	Vice President at WTIA	2012
R. Samuel Fraundorf, CFA, CPA	President at WTIA	2012
Joshua A. Savadove, CFA, CAIA	Vice President at WTIA	2012
Thomas R. Pierce, CPA	Chief Investment Strategist at WTIA	2012
David Freelove	Chief Investment Officer and Chair of the Investment Committee at Rock Maple	2012
Daniel J. Keating, CFA	Portfolio Manager and Member of the Investment Committee at Rock Maple	2012
David J. Harris	Managing Member and Portfolio Manager at Acuity	2012
Howard M. Needle	Managing Member and Portfolio Manager at Acuity	2012
Yehuda Blinder	Managing Member and Portfolio Manager at ADAR	2012
Nicolas Edney	Portfolio Manager and Senior Analyst at ADAR	2012
Mark Monroe	Partner and Portfolio Manager at ADAR	2012
Casey Gard	Managing Partner and Portfolio Manager at Calypso	2012
Stefan Mykytiuk	Portfolio Manager at TIG	2012
Roger P. Foltynowicz	Co-Portfolio Manager at Water Island	2012
Gregory Loprete	Co-Portfolio Manager at Water Island	2012
Todd W. Munn	Co-Portfolio Manager at Water Island	2012
John S. Orrico	Co-Portfolio Manager at Water Island	2012
Steven C. Owsley	Founder and Portfolio Manager at Madison	2012
Drew M. Hayworth	Founder and Portfolio Manager at Madison	2012
Brad Berggren	Chief Executive Officer at Parametric RA	2012
Ken Everding	Managing Director and Portfolio Manager at Parametric RA	2012
Jonathan Orseck	Managing Director and Portfolio Manager at Parametric RA	2012

Portfolio Managers	Title	Service Date (with the Fund)
Larry Berman	Managing Director at Parametric RA	2012
Jim Roccas	Managing Director at Parametric RA	2012
John Apruzzese	Equity Portfolio Manager and Chairman of the Investment Policy Committee at Evercore	2012
John McDermott	Equity Portfolio Manager and lead manager of the Diversified Market Hedges strategy at Evercore	2012
Judith Moses	Equity Portfolio Manager at Evercore	2012
Brian Pollak	Fixed Income Portfolio Manager at Evercore	2012

The following amends information on page 112 of the Prospectus under the section entitled “Who Manages the Funds,” under “Sub-Advisors” for the Fund:

Sub-Advisor information for Whitebox Advisors, LLC is hereby deleted.

The following amends and replaces certain information on page 113 of the Prospectus under the section entitled “Who Manages the Funds,” under “Portfolio Manager Responsibilities” for the Fund:

Portfolio Manager Responsibilities

Rock Maple Alternatives Fund – Greg Silberman, CFA, R. Samuel Fraundorf, CFA, CPA, Joshua A. Savadove, CFA, CAIA and Tom Pierce, CFA of WTIA are responsible for the day-to-day-management of the Alternatives Fund. David Freelove and Daniel J. Keating, CFA, of Rock Maple Services, LLC are responsible for assisting WFMC in the identification and selection of sub-advisors and in the portfolio construction process. Howard Needle and David J. Harris are responsible for the day-to-day management of any portion of the Fund allocated to Acuity Capital. Yehuda Blinder, Mark Monroe and Nicolas Edney are responsible for the day-to-day management of any portion of the Fund allocated to ADAR. Casey Gard is responsible for the day-to-day management of any portion of the Fund allocated to Calypso. Stefan Mykytiuk is responsible for the day-to-day management of any portion of the Fund allocated to TIG. John S. Orrico, Todd W. Munn, Roger P. Foltynowicz and Gregory Loprete are responsible for the day-to-day management of any portion of the Fund allocated to Water Island. Steven C. Owsley and Drew M. Hayworth, CFA, are responsible for the day-to-day management of any portion of the Fund allocated to Madison. Brad Berggren, Ken Everding, Jonathan Orseck, Larry Berman, and Jim Roccas are responsible for the day-to-day management of any portion of the Fund allocated to Parametric RA. John McDermott, Brian Pollak, Judith Moses, and John Apruzzese are responsible for the day-to-day management of any portion of the Fund allocated to Evercore.

The following amends portfolio manager biographies on pages 114,116,117 and 122 of the Prospectus under section entitled “Who Manages the Funds,” under “Portfolio Manager Biographies” for the Fund:

Portfolio Manager Biographies

Biographical information for Chris Bemis, Jason Cross and Alan J. Ware are hereby deleted and information for Daniel J. Keating is added, as follows:

Daniel J. Keating, CFA, is a Portfolio Manager and Member of the Investment Committee of Rock Maple, has worked at Rock Maple since 2010. Prior to joining Rock Maple, Mr. Keating was an Associate at Gottex Fund Management, where he worked on the portfolio management of single-investor Fund of Fund products, and on manager due diligence.

Please keep this Supplement for future reference

WT-PRO-001-112712

Supplement dated November 27, 2012, to the Wilmington Funds (the “Funds”) Statement of Additional Information dated August 31, 2012 (the “SAI”)

Wilmington Rock Maple Alternatives Fund (the “Fund”)

Effective at the close of business on November 23, 2012, Whitebox Advisors LLC (“Whitebox”) ceased to be sub-advisor of the Wilmington Rock Maple Alternatives Fund (the “Fund”). Also, Alan J. Ware, formerly of TIG Advisors, LLC (“TIG”), is no longer a portfolio manager for the Fund. Accordingly, as of November 27, 2012, all references to Whitebox and its portfolio management team and Alan J. Ware in the SAI are hereby deleted and replaced as described below:

The following amends and replaces the information pertaining to Whitebox on page 91 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, under “Sub-Advisory Services –Rock Maple Alternatives Fund”:

ROCK MAPLE ALTERNATIVES FUND

Each of Acuity Capital Management, LLC (“Acuity”), ADAR Investment Management LLC (“ADAR”), Calypso Capital Management, LP (“Calypso”), Rock Maple Services, LLC (“Rock Maple”), TIG Advisors, LLC (“TIG”), Water Island Capital, LLC (“Water Island”), Madison Street Partners LLC (“Madison”), Parametric Risk Advisers (“Parametric RA”) and Evercore Wealth Management (“Evercore”) act as sub-advisors to the Rock Maple Alternatives Fund.

Acuity is located at 4 Greenwich Office Park, Greenwich, CT 06831. Howard M. Needle and David J. Harris each may be deemed to control Acuity by virtue of owning greater than 25% of Acuity.

ADAR is located at 156 West 56 St., Suite 801 New York, NY 10019. Blinder Management LLC owns greater than 75% of ADAR. The Blinder 2004 Family Trust owns greater than 75% of Blinder Management LLC.

Calypso is located at 135 East 57th Street, 20th Floor, New York, NY 10022. Casey Gard may be deemed to control Calypso by virtue of owning greater than 25% of its general partner.

Rock Maple is located at 711 Fifth Avenue, 5th Floor, New York, NY 10022. David W. Freelove may be deemed to control Rock Maple by virtue of owning greater than 25% of Rock Maple.

TIG is located at 520 Madison Avenue, 26th Floor, New York, NY 10022. Carl H. Tiedemann may be deemed to control TIG by virtue of owning greater than 25% of TIG.

Water Island is located at 41 Madison Avenue, 42nd Floor, New York, NY 10010. John S. Orrico may be deemed to control Water Island by virtue of owning greater than 25% of Water Island.

Madison is located at 3200 Cherry Creek South Drive, Suite 360, Denver, CO 80209. Steven C. Owsley, Drew M. Hayworth, and Charles D. Leone II may be deemed to control Madison by virtue of owning greater than 25% of Madison.

Parametric RA is located at 274 Riverside Avenue, 1 Floor, Westport, CT 06880.

Evercore is located at 55 East 52 Street, 36 Floor, New York, NY 10055.

Rock Maple is entitled to receive an annual sub-advisory fee, calculated and paid monthly in arrears, of 0.40% of the average daily net assets of the Fund. The Fund is directly responsible for paying the following sub-advisors the following sub-advisory fees as a percentage of average daily net assets allocated to and managed by a sub-advisor:

SUB-ADVISOR	SUB- ADVISORY FEE AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS (“ASSETS”)
Acuity	1.00%
ADAR	1.00%
Calypso	1.00%
TIG	1.00%
Water Island	1.00%
Madison	1.00%
Parametric RA	0.90%
Evercore	0.75%

The following amends and replaces the information pertaining to Rock Maple and Whitebox on pages 100 and 113 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?”, under “Portfolio Managers” for the Fund:

Portfolio Managers

All references to Rock Maple Services, LLC on page 113 are hereby amended and replaced with the following:

ROCK MAPLE SERVICES, LLC (“ROCK MAPLE”)

OTHER ACCOUNTS MANAGED (AS OF SEPTEMBER 30, 2012).

(All accounts are managed by the team)

Portfolio Manager/Type of Accounts	Total Number of Accounts Managed	Total Assets (millions)	Number of Accounts Managed subject to a Performance Based Advisory Fee	Total Assets Managed Subject to a Performance Based Advisory Fee (millions)
David Freelove
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	79	$766	78	$527
Other Accounts:	0	$0	0	$0
Daniel J. Keating
Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	79	$766	78	$527
Other Accounts:	0	$0	0	$0

MATERIAL CONFLICTS OF INTEREST. Any conflicts of interest related to the investment management services to be provided by Rock Maple are greatly ameliorated by the fact that Rock Maple will be allocating Portfolio Account assets to other sub-advisors that will select individual securities for the Portfolio Account. Rock Maple will not be directly managing securities of the Portfolio Account and thus will not be simultaneously managing Portfolio Account and Rock Maple’s other advisory accounts. For example, trade allocation conflicts will not arise because Rock Maple will not be allocating investment opportunities and trades between the Portfolio Account and its other advisory clients.

COMPENSATION (AS OF SEPTEMBER 30, 2012). As a sub-advisor to the fund, Rock Maple will receive fees based on assets managed. There is no direct compensation for the portfolio team that is tied to fund assets or performance of the mutual fund, however.

Each employee receives a base salary and discretionary bonus tied to a number of personal achievements and the overall financial results of the firm. A component of the discretionary compensation is based on the performance fees on a net basis that Rock Maple receives for the fiscal year (January 1 to December 31).]

OWNERSHIP OF SECURITIES (AS OF SEPTEMBER 30, 2012). No portfolio manager beneficially owned equity securities in the Fund.

All references to information for Alan J. Ware, formerly of TIG Advisors, LLC, on page 113 are hereby deleted.

All references to information for Whitebox Advisors LLC on page 116 are hereby deleted.

The following amends and replaces the “Addresses” information pertaining to sub-advisors to Wilmington Rock Maple Alternatives Fund in the SAI:

Sub-advisors to Wilmington Rock Maple Alternatives Fund

Rock Maple Services, LLC

711 Fifth Avenue, 5 Floor

New York, New York 10022

Acuity Capital Management, LLC

60 Arch Street, 2 Floor

Greenwich, Connecticut 06830

ADAR Investment Management LLC

156 West 56 Street, Suite 801

New York, New York 10019

Calypso Capital Management, LP

135 East 57 Street, 20th Floor

New York, New York 10022

Evercore Wealth Management LLC

55 East 52 Street, 36th Floor

New York, New York 10055

Madison Street Partners, LLC

3200 Cherry Creek South Drive, Suite 360

Denver, Colorado 80209

Parametric Risk Advisors, LLC

274 Riverside Avenue, 1st Floor

Westport, Connecticut 06880

TIG Advisors, LLC

520 Madison Avenue, 26 Floor

New York, New York 10022

Water Island Capital, LLC

41 Madison Avenue, 42 Floor

New York, New York 10010

Please keep this Supplement for future reference.

SP-WT-PRO-001-112712